Related Party Transactions Schedule of Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction [Line Items]
Earnings Per Share, Diluted	$ (0.13)	$ 0.01	$ (0.41)	$ 1.06	$ (0.04)	$ (0.65)	$ (0.12)	$ (0.18)	$ 0.53	$ (1.00)	$ (2.81)
Fixed Maturities Securities | Fortress Investment Group [Member]
Related Party Transaction [Line Items]
Net Investment Income									$ 11.6	$ 11.0	$ 9.5
Related Party Transaction, Due from (to) Related Party, Noncurrent	$ 176.3				$ 227.5				$ 176.3	$ 227.5
HCP Stockholders [Member]
Related Party Transaction [Line Items]
Expenses related to Services Agreement											$ 3.3